Income Taxes (Benefit) (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The following table summarizes earnings (loss) before income taxes (benefit) of U.S. and foreign operations (dollars in thousands):

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Domestic	$(169,372)	$167,624	$243,053	$234,436
Foreign	10,569	102,635	112,620	99,945
	(158,803)	270,259	355,673	334,381
Earnings from discontinued operations before income taxes	6,223	37,055	55,167	80,652
Earnings from continuing operations before income taxes	$(165,026)	$233,204	$300,506	$253,729

Schedule of Components of Income Tax Expense (Benefit)
The following table summarizes the composition of income taxes (benefit) (dollars in thousands):

	Period from November 4 through December 31, 2011	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Current:
Federal	$(3,060)	$78,686	$126,646	$83,234
State	1,212	15,717	26,570	21,055
International	5,114	11,757	7,589	16,513
Total current expense	3,266	106,160	160,805	120,802
Deferred:
Federal	(40,227)	(19,952)	(51,316)	(6,067)
State	(4,009)	(2,019)	(8,985)	(2,065)
International	(2,964)	(4,868)	(915)	(6,991)
Total deferred tax expense (benefit)	(47,200)	(26,839)	(61,216)	(15,123)
	(43,934)	79,321	99,589	105,679
Income tax related to discontinued operations	2,396	4,954	9,921	12,831
Income taxes (benefit) related to continuing operations	$(46,330)	$74,367	$89,668	$92,848

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate is as follows:

	Period from November 4 through December 31, 2011 (1)	Period from January 1 through November 3, 2011	Year Ended December 31,
			2010	2009
	Successor	Predecessor	Predecessor	Predecessor
Computed "expected" tax rate	35.0%	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	1.0	3.6	3.4	3.2
Non-deductible items	(9.1)	3.2	1.2	1.0
Effect of international operations	0.3	(10.4)	(10.3)	(6.8)
Section 199 production deduction	—	(1.6)	(1.0)	(0.6)
Research and development credit	0.1	(0.6)	(0.3)	(0.4)
Other, net	0.4	0.1	—	0.2
	27.7	29.3	28.0	31.6
Change in rate related to discontinued operations	0.4	2.6	1.8	5.0
Effective tax rate related to continuing operations	28.1%	31.9%	29.8%	36.6%
_____________________

(1)
The period from November 4, 2011 through December 31, 2011 includes a loss before income tax benefit. The consolidated effective income tax rates represent adjustments to the computed “expected” income tax benefit rate for the period. Therefore, negative percentages represent reductions to the income tax benefit rate.

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences which give rise to significant portions of the deferred tax assets and liabilities consist of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Deferred Tax Assets:
Foreign tax credit	$129,320	$—
Net operating loss	109,854	—
Accounts receivable	10,252	13,353
Foreign net operating loss carry forwards	5,745	12,323
Convertible note hedge	—	35,543
Accrued liabilities	11,285	7,164
Deferred foreign tax asset	25,607	23,160
Equity-based compensation	107	24,084
Accrued interest	9,194	4,758
Loan fees	—	3,289
Unrealized foreign exchange currency	(8,983)	1,253
Inventory	(4,301)	6,616
Other	2,350	(470)
Total gross deferred tax assets	290,430	131,073
Less: valuation allowances	(18,247)	(15,335)
Net deferred tax assets	272,183	115,738
Deferred Tax Liabilities:
Intangible assets, amortizable	(537,809)	(143,718)
Intangible assets, indefinite-lived	(527,244)	—
U.S. tax on foreign earnings	(290,601)	—
Deferred state tax liability	(13,519)	(16,246)
Convertible debt instruments	—	(39,700)
Depreciation	(114,762)	(32,197)
Total gross deferred tax liabilities	(1,483,935)	(231,861)
Net deferred tax liability	(1,211,752)	(116,123)
Less: current deferred tax asset	(23,270)	(30,112)
Less: non-current deferred tax asset	(18,322)	(17,151)
Non-current deferred tax liability	$(1,253,344)	$(163,386)

Reconciliation of the Allowance for Uncertain Tax Positions
The reconciliation of the allowance for uncertain tax positions is as follows (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Balance at beginning of year	$28,105	$22,155
Net additions for tax positions of prior years	773	11,003
Net reductions for tax positions of prior years	(43)	(4,388)
Net additions on positions related to the current year	2,061	2,499
Settlements	(175)	(1,316)
Reductions resulting from a lapse of the applicable statute of limitation	(1,394)	(1,848)
Balance at end of year	29,327	28,105
Accrued interest and penalties	8,968	7,483
Gross unrecognized income tax benefit	$38,295	$35,588